United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 03/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	RRFAX
C	RRFCX
Institutional	RRFIX

Federated Real Return Bond Fund

Fund Established 2006

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2011 through March 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Federated Real Return Bond Fund

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2012, was 5.60% for the Class A Shares, 4.85% for the Class C Shares and 5.95% for the Institutional Shares. The Barclays U.S. TIPS Index (BTIPS),1 the Fund's broad-based securities market index, returned 12.20% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BTIPS.

The following discussion will focus on the performance of the Fund's Institutional Shares. The 5.95% total return for the Institutional Shares consisted of 3.76% in taxable dividends and 2.19% in appreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the Fund's performance were: (a) duration;2 (b) yield curve; and (c) sector allocation.

MARKET OVERVIEW

The 12-month reporting period was a volatile period for Treasury Inflation-Protected Securities (TIPS). The expected 10-year inflation rate embodied in TIPS prices began the period at 2.49%, fell to a low of 1.71% in September and rose to 2.34% by the end of the reporting period. In general, TIPS outperform nominal Treasuries when these “break-even inflation rates” are rising, and underperform when they are falling. Hence, TIPS strongly outperformed nominal Treasuries at the beginning of 2011 as the economy strengthened and inflation rates rose. Beginning in the summer and continuing through the fall, economic growth decelerated amid fears that the growing European sovereign debt crisis would drag the U.S. economy back into recession. TIPS lagged during this period but finished the year on a strong note as the European Central Bank's Long-Term Repo Operation provided temporary relief to distressed European banks. U.S. economic growth revived as well, led by employment gains and a thriving manufacturing sector.

Despite signs by the end of the reporting period that the recovery was becoming self-sustaining, the Federal Reserve (the “Fed”) continued to maintain an ultra-accommodative monetary policy. The Fed indicated that they were more interested in reducing the unemployment rate than stifling a rise in inflation. Some investors worried that keeping the federal funds target rate between 0.00% and 0.25%, while at the same time implementing quantitative easing in an environment of economic reacceleration, might lead to higher inflation in the future. This underlying bid for TIPS helped to support prices during the second half of the period.

Annual Shareholder Report

DURATION

The primary reason for the underperformance relative to the benchmark was that the Fund, by design, had significantly less interest rate sensitivity than the BTIPS. Because higher interest rates can result in lower TIPS prices even if inflation rises, the Fund was managed with significantly less interest rate sensitivity than the BTIPS in order to protect shareholder value when interest rates rose. Since real yields fell during the reporting period, the Fund underperformed the BTIPS, which had a real yield duration in excess of eight years.

The Fund operated within a duration range of 0% to 120% of the BTIPS. During the reporting period, the Fund's duration averaged approximately 50% of the duration of the BTIPS. The Fund's duration risk was reduced by selling Treasury note futures contracts during the reporting period.

YIELD CURVE

The Fund's positioning of securities across the maturity spectrum did not have a significant impact on performance relative to the BTIPS, although the short duration position did result in less “rolldown” versus the benchmark. Rolldown is the price gain that accrues to fixed-income securities over time when interest rates are higher for longer maturity securities than shorter maturity securities.

SECTOR ALLOCATION

The Fund maintained an overweight to both investment-grade and high-yield corporates3 throughout much of the reporting period. These two sectors are not represented in the BTIPS. The Fund's allocation to these two sectors through investments in both derivatives4 and core funds5 added to the Fund's yield but detracted from total return performance, particularly in the third quarter of 2011, as credit spreads widened significantly in response to fears of a potential double-dip recession. The derivative exposure was established by using credit default swaps, which enabled the Fund to “own” a basket of corporate securities on essentially a cashless basis. This enabled the Fund to have exposure to the credit markets but still invest in TIPS at the same time,6 maintaining shareholder protection from rising inflation.

Annual Shareholder Report

1	Barclays Capital changed the name of the BTIPS Index from “Barclays Capital U.S. TIPS Index” to “Barclays U.S. TIPS Index.” The BTIPS represents an unmanaged market index made up of U.S. Treasury Inflation-Protected Securities (TIPS). The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	High-yield, lower-rated securities generally entail greater market, credit/default and liquidity risks, and may be more volatile than investment-grade securities.
4	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
5	The Fund invests in high-yield fixed-income securities by investing in High Yield Bond Portfolio (HYCORE). HYCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. HYCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. HYCORE will not be offered or sold to any other person or entity.
6	The Fund invests in inflation-indexed bonds by investing in Federated Inflation-Protected Securities Core Fund (IPCORE). IPCORE is an affiliated investment company that is registered under the Investment Company Act of 1940, but not the Securities Act of 1933. IPCORE is available for sale only to Federated Investment Counseling through a discretionary advisory relationship. IPCORE will not be offered or sold to any other person or entity.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Real Return Bond Fund (the “Fund”) from October 18, 2006 (start of performance) to March 31, 2012, compared to the Barclays U.S. TIPS Index (BTIPS).2

Average Annual Total Returns for the Period Ended March 31, 2012

(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)

Share Class	1 Year	5 Years	Start of Performance*
Class A Shares	0.80%	4.67%	4.76%
Class C Shares	3.85%	4.99%	5.03%
Institutional Shares	5.95%	5.87%	5.87%
*	The Fund's Class A Shares, Class C Shares and Institutional Shares start of performance was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment – CLASS A SHARES

  Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Annual Shareholder Report

Growth of a $10,000 Investment – CLASS C SHARES

  Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

Growth of a $10,000 Investment – INSTITUTIONAL SHARES

1	Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BTIPS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	Barclays Capital changed the name of the BTIPS Index from “Barclays Capital U.S. TIPS Index” to “Barclays U.S. TIPS Index.” The BTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets[2]
U.S. Treasury Inflation-Protected Securities	67.8%
Synthetic Inflation-Protected Securities[3]	24.2%
High Yield Securities	3.0%
Other Security Types[4,5]	0.0%
Cash Equivalents[6]	4.3%
Other Assets and Liabilities — Net[7]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents a combination of credit default swaps and U.S. Treasury Inflation-Protected Securities. Percentage is based upon the notional amount of the swaps plus (minus) any unrealized appreciation (depreciation) on the swaps. More complete information regarding the Fund's direct investments in credit default swaps including unrealized appreciation (depreciation) and notional values (or amounts) of such contracts can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Other Security Types consist of common stock and preferred stock.
5	Represents less than 0.1%.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. Also includes a pro rata share of net assets owned by affiliated investment companies.
Annual Shareholder Report

Portfolio of Investments

March 31, 2012

Shares			Value
		MUTUAL FUNDS – 99.6%[1]
5,906,854		Federated Inflation-Protected Securities Core Fund	66,097,690
2,636,133	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23%	2,636,133
449,283		High Yield Bond Portfolio	2,951,787
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $68,379,806)[3]	71,685,610
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[4]	292,627
		TOTAL NET ASSETS — 100%	$71,978,237

At March 31, 2012, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Bank of America Securities LLC	Goldman Sachs & Co.	Net Unrealized Appreciation on Credit Default Swaps
Reference Entity	Series 17 Investments Grade Index	Series 17 Investments Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2016	12/20/2016
Implied Credit Spread at 3/31/2012[5]	0.65%	0.65%
Notional Amount	$8,000,000	$15,000,000
Market Value	$50,882	$95,403
Upfront Premiums Paid	$96,890	$126,111
Unrealized Appreciation	$147,772	$221,514	$369,286

Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Affiliated holdings.
2	7-Day net yield.
3	The cost of investments for federal tax purposes amounts to $68,651,237.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Funds	$71,685,610	$ —	$ —	$71,685,610
OTHER FINANCIAL INSTRUMENTS**	$ —	$146,285	$ —	$146,285
*	Federated Inflation-Protected Securities Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
**	Other financial instruments include swap contracts.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.34[1]	0.25[1]	0.20[1]	0.25[1]	0.59
Net realized and unrealized gain (loss) on investments and swap contracts	0.26	0.20	0.55	(0.45)	0.73
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.45	0.75	(0.20)	1.32
Less Distributions:
Distributions from net investment income	(0.37)	(0.31)	(0.21)	(0.32)	(0.59)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.37)	(0.31)	(0.21)	(0.45)	(0.59)
Net Asset Value, End of Period	$11.17	$10.94	$10.80	$10.26	$10.91
Total Return[4]	5.60%	4.21%	7.33%	(1.83)%	13.48%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.64%
Net investment income	3.09%	2.31%	1.86%	2.54%	4.25%
Expense waiver/reimbursement[5]	0.64%	0.98%	1.97%	2.95%	5.74%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,588	$30,011	$24,543	$13,603	$4,289
Portfolio turnover	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.25[1]	0.16[1]	0.10[1]	0.21[1]	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	0.27	0.20	0.59	(0.45)	0.71
TOTAL FROM INVESTMENT OPERATIONS	0.52	0.36	0.69	(0.24)	1.24
Less Distributions:
Distributions from net investment income	(0.29)	(0.22)	(0.15)	(0.28)	(0.51)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.29)	(0.22)	(0.15)	(0.41)	(0.51)
Net Asset Value, End of Period	$11.17	$10.94	$10.80	$10.26	$10.91
Total Return[4]	4.85%	3.41%	6.77%	(2.23)%	12.69%
Ratios to Average Net Assets:
Net expenses	1.45%	1.45%	1.45%	1.45%	1.43%
Net investment income	2.29%	1.47%	0.96%	2.08%	3.79%
Expense waiver/reimbursement[5]	0.64%	1.00%	1.95%	3.05%	5.87%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,981	$14,932	$16,353	$8,927	$5,477
Portfolio turnover	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.94	$10.80	$10.26	$10.91	$10.18
Income From Investment Operations:
Net investment income	0.37[1]	0.32[1]	0.29[1]	0.37[1]	0.59
Net realized and unrealized gain (loss) on investments and swap contracts	0.27	0.15	0.47	(0.55)	0.75
TOTAL FROM INVESTMENT OPERATIONS	0.64	0.47	0.76	(0.18)	1.34
Less Distributions:
Distributions from net investment income	(0.40)	(0.33)	(0.22)	(0.34)	(0.61)
Distributions from net realized gain on investments	—	—	—	—	(0.00)[2]
Return of capital[3]	—	—	—	(0.13)[1]	—
TOTAL DISTRIBUTIONS	(0.40)	(0.33)	(0.22)	(0.47)	(0.61)
Net Asset Value, End of Period	$11.18	$10.94	$10.80	$10.26	$10.91
Total Return[4]	5.95%	4.46%	7.48%	(1.69)%	13.74%
Ratios to Average Net Assets:
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.33%	2.95%	2.75%	3.69%	6.32%
Expense waiver/reimbursement[5]	0.64%	0.94%	1.85%	3.11%	12.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,409	$20,162	$4,115	$314	$284
Portfolio turnover	22%	2%	7%	28%	66%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Represents a return of capital for federal income tax purposes.
4	Based on net asset value.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012

Assets:
Total investments in affiliated holdings, at value (Note 5) (identified cost $68,379,806)		$71,685,610
Cash		153,578
Receivable for shares sold		77,336
Receivable for periodic payments from swap contracts		7,667
Swaps, at value (premiums paid $223,001)		146,285
TOTAL ASSETS		72,070,476
Liabilities:
Payable for shares redeemed	$19,963
Payable to adviser (Note 5)	1,401
Payable for transfer and dividend disbursing agent fees and expenses	3,800
Payable for auditing fees	28,700
Payable for portfolio accounting fees	5,264
Payable for distribution services fee (Note 5)	9,522
Payable for shareholder services fee (Note 5)	15,827
Payable for share registration costs	3,695
Accrued expenses	4,067
TOTAL LIABILITIES		92,239
Net assets for 6,442,556 shares outstanding		$71,978,237
Net Assets Consist of:
Paid-in capital		$68,808,472
Net unrealized appreciation of investments and swap contracts		3,675,090
Accumulated net realized loss on investments and swap contracts		(580,256)
Undistributed net investment income		74,931
TOTAL NET ASSETS		$71,978,237
Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($33,587,502 ÷ 3,006,440 shares outstanding), no par value, unlimited shares authorized	$11.17
Offering price per share (100/95.50 of $11.17)	$11.70
Redemption proceeds per share	$11.17
Class C Shares:
Net asset value per share ($14,981,489 ÷ 1,341,650 shares outstanding), no par value, unlimited shares authorized	$11.17
Offering price per share	$11.17
Redemption proceeds per share (99.00/100 of $11.17)	$11.06
Institutional Shares:
Net asset value per share ($23,409,246 ÷ 2,094,466 shares outstanding), no par value, unlimited shares authorized	$11.18
Offering price per share	$11.18
Redemption proceeds per share	$11.18

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2012

Investment Income:
Dividends received from affiliated holdings (Note 5)			$2,579,923
Expenses:
Investment adviser fee (Note 5)		$272,804
Administrative fee (Note 5)		230,000
Custodian fees		6,941
Transfer and dividend disbursing agent fees and expenses		54,937
Directors'/Trustees' fees		1,851
Auditing fees		28,700
Legal fees		7,586
Portfolio accounting fees		66,006
Distribution services fee (Note 5)		111,165
Shareholder services fee (Note 5)		114,266
Account administration fee (Note 2)		379
Share registration costs		43,396
Printing and postage		25,947
Insurance premiums		3,948
Miscellaneous		1,853
TOTAL EXPENSES		969,779
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(272,804)
Waiver of administrative fee	(44,318)
Reimbursement of other operating expenses	(116,602)
TOTAL WAIVERS AND REIMBURSEMENTS		(433,724)
Net expenses			536,055
Net investment income			2,043,868
Realized and Unrealized Gain on Investments and Swap Contracts:
Net realized gain on investments in affiliated holdings			204,606
Net realized gain on swap contracts			168,739
Net change in unrealized appreciation of investments			934,649
Net change in unrealized appreciation of swap contracts			335,025
Net realized and unrealized gain on investments and swap contracts			1,643,019
Change in net assets resulting from operations			$3,686,887

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,043,868	$1,279,169
Net realized gain on investments and swap contracts	373,345	53,052
Net change in unrealized appreciation/depreciation of investments and swap contracts	1,269,674	897,421
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,686,887	2,229,642
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,054,692)	(814,575)
Class C Shares	(391,734)	(319,338)
Institutional Shares	(808,926)	(505,492)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,255,352)	(1,639,405)
Share Transactions:
Proceeds from sale of shares	28,122,884	40,817,869
Net asset value of shares issued to shareholders in payment of distributions declared	1,528,018	996,579
Cost of shares redeemed	(24,209,769)	(22,309,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,441,133	19,504,661
Change in net assets	6,872,668	20,094,898
Net Assets:
Beginning of period	65,105,569	45,010,671
End of period (including undistributed net investment income of $74,931 and $150,192, respectively)	$71,978,237	$65,105,569

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Real Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income and real total returns.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income are declared and paid quarterly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$379

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund Annual Shareholder Report recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2012 is $23,000,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Annual Shareholder Report

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments. The average notional amount of Swap contracts held by the Fund throughout the period was $11,153,846. This is based on amounts held as of each month-end throughout the fiscal period.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$7,667
Credit contracts	Swaps, at value	146,285
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$153,952

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$168,739
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$ 335,025

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,349,710	$14,980,558	1,554,156	$16,964,514
Shares issued to shareholders in payment of distributions declared	71,317	780,065	47,454	512,659
Shares redeemed	(1,158,412)	(12,874,842)	(1,131,010)	(12,299,221)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	262,615	$2,885,781	470,600	$5,177,952
Year Ended March 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	311,632	$3,446,433	405,170	$4,404,227
Shares issued to shareholders in payment of distributions declared	29,323	320,388	21,058	227,199
Shares redeemed	(364,500)	(4,023,543)	(575,811)	(6,256,422)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(23,545)	$(256,722)	(149,583)	$(1,624,996)
Year Ended March 31	2012		2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	837,732	$9,695,893	1,783,822	$19,449,128
Shares issued to shareholders in payment of distributions declared	39,091	427,565	23,739	256,721
Shares redeemed	(660,889)	(7,311,384)	(346,083)	(3,754,144)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	251,934	$2,812,074	1,461,478	$15,951,705
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	491,004	$5,441,133	1,782,495	$19,504,661

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for swap income and swap gain/loss reclassifications.

For the year ended March 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$136,223	$(136,223)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2012 and 2011, was as follows:

	2012	2011
Ordinary income	$2,255,352	$1,639,405

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$444,217
Net unrealized appreciation	$3,034,373
Capital loss carryforwards and deferrals	$(308,825)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At March 31, 2012, the cost of investments for federal tax purposes was $68,651,237. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from swap contracts was $3,034,373. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,034,373.

At March 31, 2012, the Fund had a capital loss carryforward of $296,779 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
2019	$296,779	NA	$296,779

The Fund used capital loss carryforwards of $249,532 to offset capital gains realized during the year ended March 31, 2012.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2012, for federal income tax purposes, post October losses of $12,046 were deferred to April 1, 2012.

Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended March 31, 2012, the Adviser voluntarily waived $270,471 of its fee and voluntarily reimbursed $116,602 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2012, FAS waived $44,318 of its fee. The net fee paid to FAS was 0.272% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$111,165

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2012, FSC retained $12,664 of fees paid by the Fund. For the year ended March 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2012, FSC retained $19,019 in sales charges from the sale of Class A Shares. FSC also retained $9,559 of CDSC relating to redemptions of Class A Shares and $461 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$77,211
Class C Shares	37,055
TOTAL	$114,266

For the year ended March 31, 2012, FSSC received $168 of fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.70%, 1.45% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2012, the Adviser reimbursed $2,333. Transactions involving the affiliated holdings during the year ended March 31, 2012, were as follows:

	Federated Inflation-Protected Securities Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 3/31/2011	5,336,990	1,576,348	799,167	7,712,505
Purchases/Additions	1,369,172	26,168,933	576,943	28,115,048
Sales/Reductions	799,308	25,109,148	926,827	26,835,283
Balance of Shares Held 3/31/2012	5,906,854	2,636,133	449,283	8,992,270
Value	$66,097,690	$2,636,133	$2,951,787	$71,685,610
Dividend Income	$2,272,220	$3,674	$304,029	$2,579,923

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Inflation-Protected Securities Core Fund (IPCORE), a portfolio of Core Trust, is to provide total return consistent with investment in inflation-protected securities. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. The financial statements of IPCORE for the year ended December 31, 2011, are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 91.8% of its net assets at March 31, 2012. The financial statements of IPCORE should be read in conjunction with the Fund's financial statements. The valuation of the securities held by IPCORE is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2012, were as follows:

Purchases	$18,908,741
Sales	$14,781,679
Annual Shareholder Report

7. risk of investing in underlying funds

Each of the underlying Funds in which the Fund invests has its own investment risks, and these risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one underlying fund than in another, the Fund will have greater exposure to the risks of that underlying fund.

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the program was not utilized.

10. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Income securities trust AND SHAREHOLDERS of Federated Real Return Bond Fund:

We have audited the accompanying statement of assets and liabilities of Federated Real Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the five years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Real Return Bond Fund, a portfolio of Federated Income Securities Trust, at March 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.50	$3.53
Class C Shares	$1,000	$1,010.70	$7.29
Institutional Shares	$1,000	$1,015.80	$2.27
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.50	$3.54
Class C Shares	$1,000	$1,017.75	$7.31
Institutional Shares	$1,000	$1,022.75	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.70%
Class C Shares	1.45%
Institutional Shares	0.45%
Annual Shareholder Report

Federated Inflation-Protected Securities Core Fund

Management's Discussion of Fund Performance (unaudited) – Federated Inflation-Protected Securities Core Fund

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2011, was 5.75%. The Barclays Capital U.S. Treasury Inflation-Protected Securities Index (BCTIPS),¹ the Fund's broad-based securities market index, returned 13.56% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCTIPS.

MARKET OVERVIEW

During 2011, interest rates declined, particularly for intermediate and longer maturities. Five-year Treasury rates fell from 2.01% to 0.83%, 10-year rates fell from 3.29% to 1.88% and 30-year rates fell from 4.33% to 2.89%. The primary reasons for the drop in rates were fears that the European sovereign debt crisis would derail the U.S. economic recovery, continued deleveraging by consumers and investor aversion towards riskier asset classes such as stocks and high-yield bonds (despite strong corporate profitability and low default rates). In addition, the Federal Reserve's (the “Fed”) promise to keep the overnight federal funds target rate between 0.00% and 0.25% until at least the middle of 2013 helped to anchor market interest rates further out on the yield curve. Finally, the Fed's “Operation Twist,” in which the Fed sells short government bonds and buys government bonds with longer maturities, also helped to lower longer-term interest rates.

Treasury Inflation-Protected Securities (TIPS) outperformed nominal Treasuries in 2011. TIPS were supported by higher home rental rates (which make up a significant portion of the Consumer Price Index), rising oil prices and comments from some members of the Federal Open Market Committee that inflation should be allowed to move above the Fed's perceived 2% ceiling to give the Fed sufficient latitude to focus on its other mandate of full employment.

Annual Shareholder Report

Fund Performance

The Fund's underperformance relative to the BCTIPS in 2011 was due to the Fund's strategy to maintain significantly less interest rate sensitivity (referred to as duration)2 than the BCTIPS. Recognizing that the long duration of the Fund's benchmark could hurt returns in a rising rate environment, even one in which inflation accruals are rising, the Fund adopted a conservative approach to interest rate risk in order to preserve investor capital in rising rate environments.3 For most of 2011, interest rates fell, as noted above, resulting in underperformance versus the BCTIPS but nonetheless a positive return for shareholders.

1	The BCTIPS is a composite that tracks the broad Treasury inflation-protected securities market. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Inflation-Protected Securities Core Fund (the “Fund”) from October 18, 2006 (start of performance) to December 31, 2011, compared to the Barclays Capital U.S. Treasury Inflation-Protected Securities Index (BCTIPS).2

Average Annual Total Returns for the Period Ended 12/31/2011
1 Year	5.75%
5 Years	6.07%
Start of Performance*	5.85%
*	The Fund's start of performance date was October 18, 2006.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Annual Shareholder Report

Growth of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCTIPS has been adjusted to reflect reinvestment of dividends on securities in an index.
2	The BCTIPS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) –  Federated Inflation-Protected Securities Core Fund

At December 31, 2011, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities (TIPS)	99.5%
Derivative Contracts[2]	(0.4)%
Cash Equivalents[3,4]	0.0%
Other Assets and Liabilities — Net[5]	0.9%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the types of securities in which the Fund invests.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments – Federated Inflation-Protected Securities Core Fund

December 31, 2011

Principal Amount			Value
		U.S. TREASURY – 99.5%
		Treasury Securities – 99.5%
$7,133,676		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	8,593,850
5,133,915		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	6,319,128
2,933,392		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,942,777
4,444,699		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	5,658,831
1,025,850		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	1,070,450
3,803,115		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	3,870,264
753,503		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	806,630
1,390,935		U.S. Treasury Inflation-Protected Note, 1.250%, 4/15/2014	1,458,960
3,634,015		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	4,114,670
1,365,091		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,547,139
1,570,680		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,789,962
2,485,978		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	2,834,598
986,304		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,032,344
1,325,625		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,563,409
4,289,145		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,546,494
2,402,540	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	2,590,426
5,277,348		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	6,131,412
1,655,198		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,972,272
		TOTAL U.S. TREASURY (IDENTIFIED COST $53,166,130)	59,843,616
		REPURCHASE AGREEMENT – 0.0%
27,000		Interest in $4,100,000,000 joint repurchase agreement 0.06%, dated 12/30/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,100,027,333 on 1/3/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,218,795,473. (AT COST)	27,000
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $53,193,130)[2]	59,870,616
		OTHER ASSETS AND LIABILITIES - NET — 0.5%[3]	300,369
		TOTAL NET ASSETS — 100%	$60,170,985

Annual Shareholder Report

At December 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[4] U.S. Treasury Note 2 Year Long Futures	80	$17,643,750	March 2012	$13,510
[4] U.S. Treasury Bond 30 Year Short Futures	90	$13,033,125	March 2012	$(127,536)
[4] U.S. Treasury Note 10 Year Short Futures	120	$15,735,000	March 2012	$(148,480)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(262,506)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	The cost of investments for federal tax purposes amounts to $53,212,940.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$59,843,616	$ —	$59,843,616
Repurchase Agreement	—	27,000	—	27,000
TOTAL SECURITIES	$ —	$59,870,616	$ —	$59,870,616
OTHER FINANCIAL INSTRUMENTS*	$(262,506)	$ —	$ —	$(262,506)
*	Other financial instruments include futures contracts.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Federated Inflation-Protected Securities Core Fund

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.86	$10.78	$9.99	$10.60	$10.00
Income From Investment Operations:
Net investment income	0.46	0.26[1]	0.22	0.50	0.58
Net realized and unrealized gain (loss) on investments and futures contracts	0.16	0.05	0.74	(0.46)	0.61
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.31	0.96	0.04	1.19
Less Distributions:
Distributions from net investment income	(0.46)	(0.23)	(0.17)	(0.54)	(0.58)
Distributions from net realized gain on investments and futures contracts	—	—	—	(0.02)	(0.01)
Return of capital[2]	—	—	—	(0.09)[1]	—
TOTAL DISTRIBUTIONS	(0.46)	(0.23)	(0.17)	(0.65)	(0.59)
Net Asset Value, End of Period	$11.02	$10.86	$10.78	$9.99	$10.60
Total Return[3]	5.75%	2.89%	9.69%	0.14%	12.34%
Ratios to Average Net Assets:
Net expenses	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.16%	2.39%	2.21%	4.14%	5.68%
Expense waiver/reimbursement[4]	0.37%	0.50%	1.04%	1.96%	7.79%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,171	$62,420	$28,758	$17,241	$6,508
Portfolio turnover	11%	52%	19%	129%	29%
1	Per share numbers have been calculated using the average shares method.
2	Represents a return of capital for federal income tax purposes.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities – Federated Inflation-Protected Securities Core Fund

December 31, 2011

Assets:
Total investments in securities, at value (identified cost $53,193,130)		$59,870,616
Income receivable		406,749
TOTAL ASSETS		60,277,365
Liabilities:
Bank overdraft	$12,885
Payable for daily variation margin	55,625
Payable to adviser (Note 5)	1,458
Payable for Directors'/Trustees' fees	448
Payable for auditing fees	24,550
Payable for portfolio accounting fees	7,170
Accrued expenses	4,244
TOTAL LIABILITIES		106,380
Net assets for 5,460,197 shares outstanding		$60,170,985
Net Assets Consist of:
Paid-in capital		$58,353,050
Net unrealized appreciation of investments and futures contracts		6,414,980
Accumulated net realized loss on investments and futures contracts		(4,638,707)
Undistributed net investment income		41,662
TOTAL NET ASSETS		$60,170,985
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$60,170,985 ÷ 5,460,197 shares outstanding, no par value, unlimited shares authorized		$11.02

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations – Federated Inflation-Protected Securities Core Fund

Year Ended December 31, 2011

Investment Income:
Interest (net of TIPS deflation adjustment, if any)			$2,584,342
Dividends received from an affiliated holding (Note 5)			34
TOTAL INCOME			2,584,376
Expenses:
Administrative fee (Note 5)		$150,000
Custodian fees		5,585
Transfer and dividend disbursing agent fees and expenses		13,300
Directors'/Trustees' fees		3,028
Auditing fees		24,574
Legal fees		6,842
Portfolio accounting fees		43,145
Printing and postage		8,594
Insurance premiums		4,126
Miscellaneous		218
TOTAL EXPENSES		259,412
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(150,000)
Reimbursement of other operating expenses	(75,758)
TOTAL WAIVER AND REIMBURSEMENT		(225,758)
Net expenses			33,654
Net investment income			2,550,722
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			666,684
Net realized loss on futures contracts			(3,519,530)
Net change in unrealized appreciation of investments			4,808,924
Net change in unrealized appreciation of futures contracts			(1,071,828)
Net realized and unrealized gain on investments and futures contracts			884,250
Change in net assets resulting from operations			$3,434,972

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets – Federated Inflation-Protected Securities Core Fund

Year Ended December 31	2011	2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,550,722	$1,112,503
Net realized loss on investments and futures contracts	(2,852,846)	(599,842)
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,737,096	736,670
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,434,972	1,249,331
Distributions to Shareholders:
Distributions from net investment income	(2,536,449)	(1,110,764)
Share Transactions:
Proceeds from sale of shares	10,200,000	33,800,000
Net asset value of shares issued to shareholders in payment of distributions declared	2,589	73,348
Cost of shares redeemed	(13,350,000)	(350,000)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,147,411)	33,523,348
Change in net assets	(2,248,888)	33,661,915
Net Assets:
Beginning of period	62,419,873	28,757,958
End of period (including undistributed net investment income of $41,662 and $27,389, respectively)	$60,170,985	$62,419,873

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements – Federated Inflation-Protected Securities Core Fund

December 31, 2011

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Inflation-Protected Securities Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. Currently, shares of the Fund are being offered for investment only to investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of Annual Shareholder Report additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $2,714,135 and $30,814,868, respectively. This is based on amounts held as of each month-end throughout the fiscal period.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$262,506*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(3,519,530)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(1,071,828)
Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2011	2010
Shares sold	916,683	3,107,763
Shares issued to shareholders in payment of distributions declared	236	6,796
Shares redeemed	(1,205,828)	(32,130)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(288,909)	3,082,429

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2011 and 2010, was as follows:

	2011	2010
Ordinary income	$2,536,449	$1,110,764

As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$41,662
Net unrealized appreciation	$6,657,676
Capital loss carryforwards and deferrals	$(4,881,403)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2011, the cost of investments for federal tax purposes was $53,212,940. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $6,657,676. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,659,736 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,060.

At December 31, 2011, the Fund had a capital loss carryforward of $4,138,615 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

Annual Shareholder Report

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration year:

Expiration Year	Short-Term	Long-Term	Total
No expiration	$1,467,359	$1,714,527	$3,181,886
2016	$860,636	NA	$860,636
2018	$96,093	NA	$96,093

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2011, for federal income tax purposes, post October losses of $742,788 were deferred to January 1, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2011, the Adviser voluntarily reimbursed $75,758 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2011, FAS waived its entire fee of $150,000.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2011, were as follows:

Federated Government Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2010	1,606,375
Purchases/Additions	5,882,586
Sales/Reductions	7,488,961
Balance of Shares Held 12/31/2011	—
Value	$ —
Dividend Income	$34

6. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the Fund did not utilize the LOC.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the year ended December 31, 2011, the program was not utilized.

Annual Shareholder Report

8. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF Federated Inflation-Protected Securities Core Fund:

We have audited the accompanying statement of assets and liabilities of Federated Inflation-Protected Securities Core Fund (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Inflation-Protected Securities Core Fund, a portfolio of Federated Core Trust, at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 22, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited) – Federated Inflation-Protected Securities Core Fund

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,023.80	$0.26
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.95	$0.26
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000, and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

FEDERATED real return bond fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one- and three-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Real Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C779
CUSIP 31420C761
CUSIP 31420C753

36727 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	FRSAX
Institutional	FFRSX

Federated Floating Rate Strategic Income Fund

Fund Established 2010

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2011 through March 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2012, was 3.80% for the Institutional Shares and 3.44% for the Class A Shares. The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),1 a broad-based securities market index, had a total return of 0.065%, and the Fund's custom blended index (“blended benchmark”) (55% Credit Suisse Leveraged Loan Index (CSLLI)/30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)/15% 1-Month London InterBank Offered Rate (LIBOR))2 had a total return of 1.64% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BAML3MT.

The following discussion will focus on the performance of the Fund's Institutional Shares.

MARKET OVERVIEW

During the 12-month reporting period, global risk markets exhibited substantial volatility. This included the U.S. leveraged loan market. For example, loan risk spreads, which started the period at 503 basis points as measured by the 3-year discount margin on the CSLLI, increased to 724 basis points at the end of August 2011 before retracing back to 588 basis points by the end of March 2012. Uncertainty about the overall direction of the domestic economy and euro-zone debt problems were the key drivers of volatility. At the very beginning of the period, the domestic economy appeared to be on a path of gradual recovery, but mixed economic data throughout the middle part of the period cast doubt as to the sustainability of this recovery. Fears of a “double dip” recession coupled with ongoing sovereign debt concerns out of Europe precipitated an investor flight-to-quality during the summer months. Later in the period, encouraging economic data coupled with the temporary stabilization of Europe's debt crisis led to a dramatic improvement in risk markets as stocks rallied and credit spreads narrowed.

Despite all of the global economic and political cross-currents, corporate credit conditions were solid throughout the period. Corporate balance sheets and liquidity were in good shape and earnings were generally favorable. Default rates in leveraged finance remained at low levels throughout the period. In fact, the annual institutional leveraged loan default rate as calculated by Credit Suisse was 0.62% for calendar year 2011, the lowest year-end reading since 2007.

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FUND PERFORMANCE

The Fund outperformed the BAML3MT during the reporting period. With its positioning in riskier, credit-sensitive asset classes, the Fund generated a higher income stream relative to this high-quality index.3 Positive income more than offset modest principal decline during the reporting period, thereby creating the outperformance.

The Fund also outperformed its custom blended benchmark during the reporting period. The two primary positive contributors to the Fund's outperformance relative to its blended benchmark were security selection and sector allocation. Security selection in leveraged loans was particularly strong. This asset class represented the majority of the Fund's assets throughout the reporting period, and returns from this sub-portfolio easily outpaced the relevant portion of the blended benchmark. This was most evident when the loan market was experiencing higher volatility, as the loan sub-portfolio's higher quality positioning enabled it to outperform relative to the CSLLI. In addition, the Fund benefited from outperformance in both its foreign and investment-grade sectors relative to the blended benchmark. The foreign sector consisted mainly of trade finance instruments. On the sector allocation front, the Fund benefited by being overweight noninvestment-grade asset classes, mainly leveraged loans, which outperformed higher quality asset classes, including mortgages, despite elevated volatility during the middle of the reporting period.4 The Fund remained underweight, relative to the investment-grade portion of the blended index throughout the reporting period.

1	The BAML3MT is an index tracking short-term U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The index is unmanaged, and it is not possible to invest directly in an index.
2	The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market). BAML1YT is an unmanaged index tracking U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The indexes are unmanaged, and it is not possible to invest directly in an index.
3	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and a higher risk of default.
4	Investment-grade securities are securities that are rated at least “BBB” or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least “BBB” or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Floating Rate Strategic Income Fund (the “Fund”) from February 23, 2011 to March 31, 2012 for Class A Shares and from December 3, 2010 to March 31, 2012 for Institutional Shares, compared to the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (BAML3MT),2,3 the Fund's broad-based securities market index, and a blend of indexes comprised of 55% Credit Suisse Leveraged Loan Index (CSLLI)3 /30% Bank of America Merrill Lynch 1-Year Treasury Index (BAML1YT)3 /15% 1-Month London Interbank Offered Rate (LIBOR)3 (the “blended benchmark”).2

Average Annual Total Returns for the Period Ended 3/31/2012

(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)

Share Class	1 Year	Start of Performance*
Class A Shares	1.42%	1.22%
Institutional Shares	3.80%	3.99%
*	The Fund's Class A Shares start of performance date was February 23, 2011. The Fund's Institutional Shares start of performance date was December 3, 2010.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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Growth of a $10,000 Investment  –  Class A shares

Total returns shown include the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800).

Growth of a $10,000 Investment  –  InstItutional Shares

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1	Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 2.00% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The BAML3MT and the blended benchmark have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BAML3MT and the blended benchmark are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
3	The BAML3MT is an index tracking short-term U.S. government securities. The CSLLI is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. Average values are computed over the Index for coupon, current yield, initial spread and price. The average coupon, current yield and initial spread are weighted by market value (amount outstanding multiplied by the price) at the end of the measurement period for each loan currently paying interest in the Index. Total return is computed for each loan, which is the percent change in the value of each loan during the measurement period. Total return is the sum of three components: principal, interest and reinvestment return. LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market). BAML1YT is an unmanaged index tracking U.S. government securities. The index is produced by Bank of America Merrill Lynch, Pierce, Fenner & Smith, Inc. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

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Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	73.0%
Trade Finance Agreements	12.5%
Corporate Debt Securities	8.8%
U.S. Government Agency Adjustable Rate Mortgage Securities	5.4%
Asset-Backed Securities	0.4%
Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	5.3%
Other Assets and Liabilities — Net[6]	(5.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Represents less than 0.1%.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

March 31, 2012

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 5.4%
		Federal Home Loan Mortgage Corporation ARM – 3.8%
$481,601		FHLMC ARM 781523, 2.479%, 5/01/2034	507,761
693,178		FHLMC ARM 848194, 2.657%, 8/01/2035	738,668
490,672		FHLMC ARM 1H2662, 2.818%, 5/01/2036	518,275
		TOTAL	1,764,704
		Federal National Mortgage Association ARM – 1.6%
227,431		FNMA ARM 745059, 2.256%, 9/01/2035	241,069
170,131		FNMA ARM 810320, 2.472%, 4/01/2034	180,224
307,435		FNMA ARM 881959, 2.594%, 2/01/2036	327,610
		TOTAL	748,903
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $2,489,554)	2,513,607
		Corporate Bonds – 7.7%
		Automotive – 0.9%
150,000		Affinia Group, Inc., Company Guarantee, 9.00%, 11/30/2014	152,250
250,000	[1,2]	Pittsburgh Glass Works, LLC, Sr. Secd. Note, Series 144A, 8.50%, 4/15/2016	250,000
		TOTAL	402,250
		Consumer Products – 0.5%
250,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	246,250
		Food & Beverage – 1.0%
250,000	[1,2]	Aramark Corp., Series 144A, 8.625%, 5/1/2016	256,875
100,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.047%, 2/1/2015	99,750
100,000		Michael Foods, Inc., Company Guarantee, Series WI, 9.75%, 7/15/2018	110,375
		TOTAL	467,000
		Gaming – 1.0%
400,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	408,500
50,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sr. Secd. Note, Series 144A, 8.625%, 4/15/2016	53,250
		TOTAL	461,750
		Health Care – 1.7%
400,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.121%, 6/1/2015	380,000
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Principal Amount or Shares			Value
$400,000		VWR Funding, Inc., Company Guarantee, Series B, 10.25%, 7/15/2015	416,000
		TOTAL	796,000
		Industrial - Other – 0.4%
200,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	169,000
		Media - Non-Cable – 0.8%
150,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	158,250
200,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	199,250
		TOTAL	357,500
		Paper – 0.1%
50,000	[1,2]	Longview Fibre Co., Sr. Secd. Note, Series 144A, 8.00%, 6/1/2016	51,188
		Restaurants – 0.2%
100,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.974%, 3/15/2014	99,000
		Retailers – 0.6%
200,000		The Yankee Candle Co., Inc., Sr. Note, Series B, 8.50%, 2/15/2015	205,502
50,000		YCC Holdings LLC, Sr. Unsecd. Note, 10.25%, 2/15/2016	51,187
		TOTAL	256,689
		Technology – 0.5%
213,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	221,254
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,564,031)	3,527,881
		Floating Rate Loans – 3.3%
497,321		Ashland, Inc., Term Loan - 1st Lien, 3.75%, 8/23/2018	498,251
498,744		Penn National Gaming, Inc., Term Loan - 1st Lien, 3.75%, 7/14/2018	499,679
500,000		Kabel Deutschland Vertrieb und, Term Loan - 1st Lien, 4.25%, 2/1/2019	499,288
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $1,489,192)	1,497,218
		MUTUAL FUNDS – 85.0%[3]
3,211,766		Federated Bank Loan Core Fund	32,503,065
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Principal Amount or Shares		Value
662,356	Federated Project and Trade Finance Core Fund	6,471,220
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $39,015,710)	38,974,285
	TOTAL INVESTMENTS — 101.4% (IDENTIFIED COST $46,558,487)[4]	46,512,991
	OTHER ASSETS AND LIABILITIES - NET — (1.4)%[5]	(646,709)
	TOTAL NET ASSETS — 100%	$45,866,282

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[6] United States Treasury Notes 10-Year Short Futures	5	$647,422	June 2012	$1,081

Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $1,287,813, which represented 2.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $1,287,813, which represented 2.8% of total net assets.
3	Affiliated holdings.
4	The cost of investments for federal tax purposes amounts to $46,830,042.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$2,513,607	$ —	$2,513,607
Corporate Bonds	—	3,527,881	—	3,527,881
Floating Rate Loans	—	1,497,218	—	1,497,218
Mutual Funds	32,503,065	6,471,220	—	38,974,285
TOTAL SECURITIES	$32,503,065	$14,009,926	$ —	$46,512,991
OTHER FINANCIAL INSTRUMENTS[2]	$1,081	$ —	$ —	$1,081
1	Federated Bank Loan Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 3/31/2012	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$10.04	$10.07
Income From Investment Operations:
Net investment income	0.37[2]	0.03
Net realized and unrealized loss on investments and futures contracts	(0.04)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.00[3]
Less Distributions:
Distributions from net investment income	(0.41)	(0.03)
Net Asset Value, End of Period	$9.96	$10.04
Total Return[4]	3.44%	0.02%
Ratios to Average Net Assets:
Net expenses	1.00%	1.10%[5]
Net investment income	3.77%	3.74%[5]
Expense waiver/reimbursement[6]	0.96%	1.66%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$22,244	$6,231
Portfolio turnover	39%	8%[7]
1	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from December 3, 2010 to March 31, 2011.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 3/31/2012	Period Ended 3/31/2011[1]
Net Asset Value, Beginning of Period	$10.04	$10.00
Income From Investment Operations:
Net investment income	0.41[2]	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	(0.04)	0.04
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.15
Less Distributions:
Distributions from net investment income	(0.45)	(0.11)
Net Asset Value, End of Period	$9.96	$10.04
Total Return[3]	3.80%	1.47%
Ratios to Average Net Assets:
Net expenses	0.65%	0.75%[4]
Net investment income	4.15%	3.38%[4]
Expense waiver/reimbursement[5]	0.97%	4.70%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,622	$13,236
Portfolio turnover	39%	8%
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

March 31, 2012

Assets:
Total investments in securities, at value including $38,974,285 of investments in affiliated holdings (Note 5) (identified cost $46,558,487)		$46,512,991
Restricted cash (Note 2)		5,500
Income receivable		245,116
Receivable for investments sold		576,256
Receivable for shares sold		147,301
Receivable for daily variation margin		2,109
TOTAL ASSETS		47,489,273
Liabilities:
Payable for shares redeemed	$972,292
Bank overdraft	543,912
Income distribution payable	50,230
Payable to adviser (Note 5)	839
Payable for distribution services fee (Note 5)	1,927
Payable for shareholder services fee (Note 5)	5,329
Accrued expenses	48,462
TOTAL LIABILITIES		1,622,991
Net assets for 4,602,939 shares outstanding		$45,866,282
Net Assets Consist of:
Paid-in capital		$46,321,672
Net unrealized depreciation of investments and futures contracts		(44,415)
Accumulated net realized loss on investments		(412,443)
Undistributed net investment income		1,468
TOTAL NET ASSETS		$45,866,282
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($22,244,188 ÷ 2,232,317 shares outstanding), no par value, unlimited shares authorized		$9.96
Offering price per share (100/98.00 of $9.96)		$10.16
Redemption proceeds per share		$9.96
Institutional Shares:
Net asset value per share ($23,622,094 ÷ 2,370,622 shares outstanding), no par value, unlimited shares authorized		$9.96
Offering price per share		$9.96
Redemption proceeds per share		$9.96

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended March 31, 2012

Investment Income:
Dividends received from affiliated holdings (Note 5)			$1,667,968
Interest			332,287
TOTAL INCOME			2,000,255
Expenses:
Investment adviser fee (Note 5)		$250,754
Administrative fee (Note 5)		190,000
Custodian fees		7,921
Transfer and dividend disbursing agent fees and expenses		33,490
Directors'/Trustees' fees		662
Auditing fees		29,500
Legal fees		6,657
Portfolio accounting fees		67,422
Distribution services fee (Note 5)		19,735
Shareholder services fee (Note 5)		48,922
Account administration fee (Note 2)		414
Share registration costs		47,288
Printing and postage		35,997
Insurance premiums		3,920
Miscellaneous		809
TOTAL EXPENSES		743,491
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(250,754)
Waiver of administrative fee	(34,583)
Reimbursement of other operating expenses	(118,155)
TOTAL WAIVERS AND REIMBURSEMENTS		(403,492)
Net expenses			339,999
Net investment income			1,660,256
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including realized loss of $(365,166) on sales of investments in affiliated holdings) (Note 5)			(388,480)
Realized gain distribution from affiliated investment company shares (Note 5)			166,350
Net change in unrealized appreciation of investments			(52,221)
Net change in unrealized appreciation of futures contracts			1,081
Net realized and unrealized loss on investments and futures contracts			(273,270)
Change in net assets resulting from operations			$1,386,986

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Year Ended 3/31/2012	Period Ended 3/31/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,660,256	$104,918
Net realized loss on investments	(222,130)	(3,226)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(51,140)	6,725
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,386,986	108,417
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(831,545)	(7,664)
Institutional Shares	(1,015,501)	(96,083)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,847,046)	(103,747)
Share Transactions:
Proceeds from sale of shares	60,799,947	21,180,631
Net asset value of shares issued to shareholders in payment of distributions declared	1,261,570	22,774
Cost of shares redeemed	(35,202,184)	(1,741,066)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	26,859,333	19,462,339
Change in net assets	26,399,273	19,467,009
Net Assets:
Beginning of period	19,467,009	—
End of period (including undistributed net investment income of $1,468 and $1,171, respectively)	$45,866,282	$19,467,009
1	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Annual Shareholder Report

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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares and Institutional Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$414

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund Annual Shareholder Report

18

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2011 and 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $49,802. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$1,081*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2012

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$1,081

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 3/31/2012		Period Ended 3/31/2011[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,705,171	$37,005,602	619,986	$6,227,422
Shares issued to shareholders in payment of distributions declared	81,175	802,229	718	7,207
Shares redeemed	(2,174,680)	(21,465,332)	(53)	(535)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,611,666	$16,342,499	620,651	$6,234,094
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	Year Ended 3/31/2012		Period Ended 3/31/2011[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,398,095	$23,794,345	1,490,316	$14,953,209
Shares issued to shareholders in payment of distributions declared	46,537	459,341	1,549	15,567
Shares redeemed	(1,392,518)	(13,736,852)	(173,357)	(1,740,531)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,052,114	$10,516,834	1,318,508	$13,228,245
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,663,780	$26,859,333	1,939,159	$19,462,339
1	Reflects operations for the period from February 23, 2011 (date of initial investment) to March 31, 2011.
2	Reflects operations for the period from December 3, 2010 (date of initial investment) to March 31, 2011.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for short-term gain distributions from registered investment companies and discount accretion/premium amortization on debt securities.

For the year ended March 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$187,087	$(187,087)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2012 and 2011, was as follows:

	2012	2011
Ordinary income	$1,847,046	$103,747

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,468
Net unrealized depreciation	$(317,051)
Capital loss carryforwards	$(139,807)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities and wash sales.

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At March 31, 2012, the cost of investments for federal tax purposes was $46,830,042. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $317,051. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $119,103 and net unrealized depreciation from investments for those securities having an excess of cost over value of $436,154.

At March 31, 2012, the Fund had a capital loss carryforward of $139,807 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010 retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.

The following schedule summarizes the Fund's capital loss carryforwards:

Short-Term	Long-Term	Total
$139,807	—	$139,807

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended March 31, 2012, the Adviser voluntarily waived $250,266 of its fee and voluntarily reimbursed $118,155 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2012, FAS waived $34,583 of its fee. The net fee paid to FAS was 0.372% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.10% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended March 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class A Shares	$19,735

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2012, FSC retained $1,114 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2012, FSC did not retain any sales charges from the sale of Class A Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the year ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$48,922

For the year ended March 31, 2012, FSSC received $196 of fees paid by the Fund.

Expense Limitation

Effective June 1, 2012, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not Annual Shareholder Report

23

exceed 1.00% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended March 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $206,500, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2012, the Adviser reimbursed $488. Transactions involving affiliated holdings during the year ended March 31, 2012, were as follows:

	Federated Bank Loan Core Fund	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2011	1,207,290	577,581	271,039	2,055,910
Purchases/Additions	3,028,786	31,760,890	606,603	35,396,279
Sales/Reductions	1,024,310	32,338,471	215,286	33,578,067
Balance of Shares Held 3/31/2012	3,211,766	—	662,356	3,874,122
Value	$32,503,065	$ —	$6,471,220	$38,974,285
Dividend Income	$1,367,126	$729	$300,113	$1,667,968
Capital Gain Distributions	$143,794	$ —	$22,556	$166,350

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund, a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by Annual Shareholder Report

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the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust in which the Fund invested 70.9% of its net assets at March 31, 2012. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2012, were as follows:

Purchases	$40,939,034
Sales	$14,313,885

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF THE FEDERATED Income Securities TRUSt AND SHAREHOLDERS OF THE Federated Floating Rate Strategic Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Floating Rate Strategic Income Fund (the “Fund”), a series of the Federated Income Securities Trust, as of March 31, 2012, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Floating Rate Strategic Income Fund as of March 31, 2012, and the results of its operations, the changes in its net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,051.10	$5.18
Institutional Shares	$1,000	$1,052.90	$3.39
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.95	$5.10
Institutional Shares	$1,000	$1,021.70	$3.34
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.01%
Institutional Shares	0.66%
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the Pennsylvania State University.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Fund. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000, and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

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Evaluation and Approval of Advisory Contract – May 2011

federated FLOATING RATE strategic income fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

The Board also considered the compensation and benefits received by the Adviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. Since the inception of the Fund, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board occurring since the Fund's inception, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract initially occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and Annual Shareholder Report

35

expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board monitors the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including information regarding the compensation and benefits Federated derives from its relationships with the other Federated funds. This information covers not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

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The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many of the shareholders that have invested in the Fund since its inception may have done so on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

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The Board based its decision to approve the contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C647
CUSIP 31420C670

Q450751 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	FUSGX
B	FUSBX
C	FUSCX

Federated Fund for U.S. Government Securities

Fund Established 1969

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,

I am pleased to present the Annual Shareholder Report for your fund covering the period from April 1, 2011 through March 31, 2012. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended March 31, 2012, was 5.05% for the Class A Shares, 4.26% for the Class B Shares and 4.27% for the Class C Shares. The Barclays Mortgage-Backed Securities Index (BMBS),1 the Fund's broad-based securities market index, returned 6.21% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses not reflected in the total return of the BMBS.

The following discussion will focus on the performance of the Fund's Class A Shares. The 5.05% total return of the Class A Shares consisted of 3.62% in taxable dividends and 1.43% in appreciation in the net asset value of the shares.

During the reporting period, the most significant factors affecting the Fund's performance were: (a) duration2 and (b) sector allocation.

MARKET OVERVIEW

The descent of Treasury yields continued during the reporting period. Initially, rates were driven downward due to concerns of soft growth; however, rates remained repressed even as growth rebounded due to central bank actions and continued euro-zone concerns. Waves of unrest swept over the Middle Eastern region of the world in spring 2011, toppling long-entrenched rulers and governments in Tunisia, Egypt, Yemen and Libya while raising uncertainty over what forms of government would follow the deposed regimes. Not surprisingly, oil prices spiked to a multi-year high due to potential energy supply disruptions from the Middle East, which contains over one-half of the world's oil reserves.

The natural disaster in Japan exacted a massive human toll while disrupting economic supply chains worldwide. Companies across the globe were impacted by production losses from quake-damaged Japanese suppliers, leading to reduced output. In addition to the natural disaster, concerns over the state of government finances grew.

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The risk of selected European sovereign defaults increased along with their debt burdens. The spillover effect on European banks and financial system risk caused investors to flee to the safety of U.S. Treasury securities. Treasury demand remained strong despite the unprecedented downgrade of the U.S. government's credit rating in mid-summer 2011. European policy makers convened numerous summits in an attempt to craft a resolution, which proved elusive. Yields rose for many European governments as investor willingness to finance deeply indebted nations declined. Ultimately, central banks acted across the globe to increase liquidity and reduce near-term default risk.

The European Central Bank initiated a long-term refinancing operation which offered banks access to capital at a very low cost in order to support funding of government debt. In the United States, the Federal Reserve (the “Fed”) commenced “Operation Twist” which entailed the sale of short-maturity Treasuries and the simultaneous purchase of long-term Treasury debt in an attempt to repress Treasury yields. Combined with mortgage-backed security (MBS) purchases financed with paydowns from the Fed's MBS portfolio, the Fed aimed to maintain market yields at historically low rates. The Fed anticipates the federal funds target rate will be held within the current 0.00%-0.25% range through at least 2014.

Despite the many challenges, economic growth showed marked improvement during the period as employment growth posted notable gains and the unemployment rate fell from 8.9% to 8.2%. The U.S. economy added 1.9 million jobs during the period as the pace of hiring increased. Despite the positive trend, Treasury yields remained near historical lows. Specifically, the 10-year Treasury yield decreased 126 basis points while the two-year Treasury yield fell 49 basis points.

DURATION

The Fund was positioned for a rising rate environment based on a forecast of sustained economic growth and a move towards a renormalization of interest rates.3 Accordingly, the Fund would have benefited from higher interest rates relative to the BMBS. The decline in rates proved detrimental to this strategy. The duration stance, therefore, acted as a drag on Fund performance.

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SECTOR ALLOCATION

Two main sector allocation themes were utilized, which included Ginnie Mae MBS and commercial MBS (CMBS).4 The allocation to CMBS, which includes both non-agency and agency-issued securities, was increased over the course of the reporting period. Both CMBS sectors posted strong performance during the period.

Within the residential agency MBS allocation, the portfolio was overweighted to MBS issued by Fannie Mae and Freddie Mac while being underweighted to Ginnie Maes. Ginnie Mae MBS outperformed Fannie Mae and Freddie Mac-issued MBS. Overall, sector allocation made a small, positive contribution to Fund performance.

1	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is an unmanaged index comprised of all fixed-income securities backed by mortgage pools of GNMA, FNMA and the FHLMC, including GNMA graduated payment mortgage. The index is unmanaged, and it is not possible to invest directly in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
4	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
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FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns for each class averaged over the stated periods. The graphs below illustrate the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities (the “Fund”) from March 31, 2002 to March 31, 2012, compared to the Barclays Mortgage-Backed Securities Index (BMBS)2 and the Lipper U.S. Mortgage Funds Average (LUSMFA).3

Average Annual Total Returns for the Period Ended 3/31/2012

(returns reflect all applicable sales charges and contingent deferred sales charge as specified below in footnote #1)

Share Class	1 Year	5 Years	10 Years
Class A Shares	0.36%	3.80%	4.13%
Class B Shares	-1.24%	3.62%	3.96%
Class C Shares	3.27%	3.98%	3.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

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Growth of a $10,000 Investment – cLASS A SHARES

  Total returns shown include the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550).

Growth of a $10,000 Investment – cLASS B SHARES

  Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

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Growth of a $10,000 Investment – cLASS C SHARES

  Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: For Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BMBS and the LUSMFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average .
2	Barclays Capital changed the name of the BMBS Index from “Barclays Capital Mortgage-Backed Securities Index” to “Barclays Mortgage-Backed Securities Index.” The BMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LUSMFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. It is not possible to invest directly in an average.

Annual Shareholder Report

6

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	90.5%
Non-Agency Mortgage-Backed Securities	12.7%
Repurchase Agreement — Collateral[2]	9.8%
Derivative Contracts[3]	0.1%
Other Assets and Liabilities — Net[4]	(13.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes a repurchase agreement purchased with cash collateral or proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
7

Portfolio of Investments

March 31, 2012

Principal Amount			Value
		Mortgage-Backed Securities – 86.1%
		Federal Home Loan Mortgage Corporation – 39.7%
$28,303,228	[1]	3.500%, 11/1/2025 - 5/1/2042	29,317,262
42,774,207	[1]	4.000%, 8/1/2025 - 4/1/2042	44,792,890
72,323,725		4.500%, 2/1/2024 - 9/1/2041	76,711,859
42,598,666		5.000%, 7/1/2020 - 10/1/2039	45,912,376
43,448,969		5.500%, 3/1/2021 - 9/1/2037	47,526,319
204,028		6.000%, 10/1/2017 - 2/1/2032	227,159
3,306,369		6.500%, 10/1/2037 - 10/1/2038	3,681,863
549,348		7.000%, 12/1/2031	626,221
914,161		7.500%, 9/1/2013 - 8/1/2031	1,065,081
		TOTAL	249,861,030
		Federal National Mortgage Association – 43.2%
16,000,000	[1]	3.000%, 4/1/2027	16,565,906
4,000,000	[1]	3.500%, 5/1/2042	4,095,579
67,064,361	[1]	4.000%, 12/1/2031 - 4/1/2042	70,434,899
40,657,330		4.500%, 12/1/2019 - 1/1/2042	43,328,922
47,360,572		5.000%, 1/1/2024 - 1/1/2040	51,270,554
23,758,004		5.500%, 12/1/2013 - 9/1/2037	26,000,806
43,454,631		6.000%, 10/1/2028 - 4/1/2038	48,359,420
9,921,249		6.500%, 6/1/2029 - 8/1/2037	11,096,547
1,079,146		7.000%, 8/1/2028 - 1/1/2032	1,229,880
2,068		7.500%, 1/1/2030	2,444
2,286		11.750%, 10/1/2015	2,571
509		12.750%, 8/1/2014	535
338		13.000%, 8/1/2015	385
53		15.000%, 10/1/2012	53
		TOTAL	272,388,501
		Government National Mortgage Association – 3.2%
11,866,640		5.000%, 11/20/2038 - 9/20/2039	13,089,713
2,867,043		5.500%, 12/20/2038	3,182,667
2,208,120		6.000%, 9/20/2038	2,476,085
1,057,724		7.500%, 12/15/2023 - 7/15/2030	1,234,272
96,862		8.250%, 10/15/2030	115,610
69,147		8.375%, 8/15/2030	80,544
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8

Principal Amount			Value
$211		11.250%, 9/20/2015	236
		TOTAL	20,179,127
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $514,286,504)	542,428,658
		Collateralized Mortgage Obligations – 9.2%
		Federal Home Loan Mortgage Corporation – 2.8%
2,335,161	[2]	0.552%, 6/15/2036, REMIC 3175 FE	2,328,217
5,303,767	[2]	0.572%, 5/15/2036, REMIC 3160 FD	5,292,058
3,590,805	[2]	0.622%, 7/15/2036, REMIC 3179 FP	3,588,618
1,191,098	[2]	0.642%, 8/15/2036, REMIC 3206 FE	1,191,581
5,380,000		2.412%, 8/25/2018, REMIC K704 A2	5,488,622
		TOTAL	17,889,096
		Federal National Mortgage Association – 1.6%
849,049	[2]	0.492%, 10/25/2031, REMIC 2005-63 FC	843,934
3,834,328	[2]	0.542%, 7/25/2036, REMIC 2006-58 FP	3,823,952
1,805,414	[2]	0.592%, 9/25/2036, REMIC 2006-81 FB	1,803,057
1,614,377	[2]	0.622%, 10/25/2036, REMIC 2006-93 FM	1,612,258
1,905,075	[2]	0.642%, 6/25/2036, REMIC 2006-43 FL	1,905,874
		TOTAL	9,989,075
		Non-Agency Mortgage – 4.8%
3,931,668		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,573,921
1,423,354		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,187,320
2,139,021		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,011,618
3,223,649		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,905,180
151	[3,5]	Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	102
379,320	[3,5]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	303,646
5,175,942	[3,5]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	104,037
931,855		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	934,612
3,092,250		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	3,118,085
5,233,004		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	5,344,394
4,873,750		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	4,857,849
2,694,380	[3,5]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	373,711
4,427,074		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,866,412
Annual Shareholder Report
9

Principal Amount			Value
$2,720,524	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.229%, 1/25/2046	1,591,635
		TOTAL	30,172,522
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $60,728,099)	58,050,693
		Commercial Mortgage-Backed Securities – 7.9%
		Commercial Mortgage – 7.9%
6,200,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	6,564,486
5,021,294	[3,4]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	5,336,250
5,815,805	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	6,252,227
5,298,705	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,622,917
5,151,827	[3,4]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	5,313,752
2,000,000		Morgan Stanley Capital 2012-C4, Class A2, 2.111%, 3/15/2045	2,025,730
7,750,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	7,966,487
7,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	7,347,335
3,308,000		WF-RBS Commercial Mortgage Trust 2011-C3, Class A3, 3.526%, 11/15/2044	3,419,396
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $48,159,410)	49,848,580
		Repurchase Agreements – 9.8%
23,671,000	[2]	Interest in $4,320,000,000 joint repurchase agreement 0.16%, dated 3/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,320,057,600 on 4/2/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2041 and the market value of those underlying securities was $4,437,459,399.	23,671,000
38,368,000	[2,6]	Interest in $325,571,000 joint repurchase agreement 0.15%, dated 3/12/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $325,613,053 on 4/12/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/15/2042 and the market value of those underlying securities was $333,440,988.	38,368,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	62,039,000
		TOTAL INVESTMENTS — 113.0% (IDENTIFIED COST $685,213,013)[7]	712,366,931
		OTHER ASSETS AND LIABILITIES - NET — (13.0)%[8]	(82,038,814)
		TOTAL NET ASSETS — 100%	$630,328,117
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10

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[9] U. S. Treasury Note 10-Year Short Futures	115	$14,890,703	June 2012	$147,056
[9] U. S. Treasury Bond 30-Year Short Futures	100	$13,775,000	June 2012	$306,782
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$453,838

Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities — Net.”

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $37,218,463, which represented 5.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2012, these liquid restricted securities amounted to $36,436,967, which represented 5.8% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $682,862,442.
8	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2012.
9	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Annual Shareholder Report

11

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$542,428,658	$ —	$542,428,658
Collateralized Mortgage Obligations	—	57,269,197	781,496	58,050,693
Commercial Mortgage-Backed Securities	—	49,848,580	—	49,848,580
Repurchase Agreements	—	62,039,000	—	62,039,000
TOTAL SECURITIES	$ —	$711,585,435	$781,496	$712,366,931
OTHER FINANCIAL INSTRUMENTS*	$453,838	$ —	$ —	$453,838
*	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of April 1, 2011	$918,661
Realized gain (loss)	15,291
Change in unrealized appreciation (depreciation)	58,025
Purchases	99,162
(Sales)	(309,643)
Balance as of March 31, 2012	$781,496
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2012.	$58,025

The following acronyms are used throughout this portfolio:

IO	— Interest Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.71	$7.77	$7.70	$7.75	$7.68
Income From Investment Operations:
Net investment income	0.24[1]	0.27[1]	0.31[1]	0.34[1]	0.36[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.14	(0.02)	0.10	(0.03)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.25	0.41	0.31	0.44
Less Distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.34)	(0.36)	(0.37)
Net Asset Value, End of Period	$7.82	$7.71	$7.77	$7.70	$7.75
Total Return[2]	5.05%	3.19%	5.42%	4.17%	5.96%
Ratios to Average Net Assets:
Net expenses	0.92%	0.94%	0.95%	0.95%	0.94%
Net investment income	3.03%	3.50%	3.95%	4.42%	4.76%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$530,857	$559,964	$590,559	$599,122	$642,170
Portfolio turnover	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.71	$7.76	$7.70	$7.75	$7.68
Income From Investment Operations:
Net investment income	0.18[1]	0.22[1]	0.25[1]	0.28[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.02)	0.09	(0.03)	0.08
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.20	0.34	0.25	0.39
Less Distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.28)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.82	$7.71	$7.76	$7.70	$7.75
Total Return[2]	4.26%	2.55%	4.49%	3.38%	5.17%
Ratios to Average Net Assets:
Net expenses	1.67%	1.69%	1.70%	1.70%	1.69%
Net investment income	2.31%	2.75%	3.20%	3.67%	4.01%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,847	$43,444	$75,194	$99,200	$118,494
Portfolio turnover	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$7.70	$7.76	$7.70	$7.75	$7.67
Income From Investment Operations:
Net investment income	0.18[1]	0.21[1]	0.25[1]	0.28[1]	0.31[1]
Net realized and unrealized gain (loss) on investments and futures contracts	0.15	(0.02)	0.09	(0.03)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.33	0.19	0.34	0.25	0.40
Less Distributions:
Distributions from net investment income	(0.22)	(0.25)	(0.28)	(0.30)	(0.32)
Net Asset Value, End of Period	$7.81	$7.70	$7.76	$7.70	$7.75
Total Return[2]	4.27%	2.43%	4.51%	3.40%	5.31%
Ratios to Average Net Assets:
Net expenses	1.67%	1.69%	1.70%	1.70%	1.69%
Net investment income	2.28%	2.75%	3.19%	3.67%	4.02%
Expense waiver/reimbursement[3]	0.00%[4]	0.01%	0.01%	0.03%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,624	$71,492	$69,256	$58,191	$42,593
Portfolio turnover	156%	138%	121%	142%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	44%	36%	26%	26%	39%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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15

Statement of Assets and Liabilities

March 31, 2012

Assets:
Total investments in securities, at value (identified cost $685,213,013)		$712,366,931
Cash		151
Restricted cash (Note 2)		406,500
Income receivable		2,120,796
Receivable for investments sold		16,467,424
Receivable for shares sold		737,446
Receivable for daily variation margin		161,016
TOTAL ASSETS		732,260,264
Liabilities:
Payable for investments purchased	$100,054,521
Payable for shares redeemed	1,163,138
Income distribution payable	308,483
Payable for Directors'/Trustees' fees	348
Payable for distribution services fee (Note 5)	63,251
Payable for shareholder services fee (Note 5)	223,299
Accrued expenses	119,107
TOTAL LIABILITIES		101,932,147
Net assets for 80,656,488 shares outstanding		$630,328,117
Net Assets Consist of:
Paid-in capital		$646,599,637
Net unrealized appreciation of investments and futures contracts		27,607,756
Accumulated net realized loss on investments and futures contracts		(43,846,951)
Distributions in excess of net investment income		(32,325)
TOTAL NET ASSETS		$630,328,117
Annual Shareholder Report
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($530,857,025 ÷ 67,923,630 shares outstanding), no par value, unlimited shares authorized	$7.82
Offering price per share (100/95.50 of $7.82)	$8.19
Redemption proceeds per share	$7.82
Class B Shares:
Net asset value per share ($25,846,814 ÷ 3,306,774 shares outstanding), no par value, unlimited shares authorized	$7.82
Offering price per share	$7.82
Redemption proceeds per share (94.50/100 of $7.82)	$7.39
Class C Shares:
Net asset value per share ($73,624,278 ÷ 9,426,084 shares outstanding), no par value, unlimited shares authorized	$7.81
Offering price per share	$7.81
Redemption proceeds per share (99.00/100 of $7.81)	$7.73

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Statement of Operations

Year Ended March 31, 2012

Investment Income:
Interest			$25,691,008
Expenses:
Investment adviser fee (Note 5)		$2,778,645
Administrative fee (Note 5)		507,590
Custodian fees		34,637
Transfer and dividend disbursing agent fees and expenses		700,602
Directors'/Trustees' fees		7,120
Auditing fees		23,500
Legal fees		8,090
Portfolio accounting fees		172,160
Distribution services fee (Note 5)		762,522
Shareholder services fee (Note 5)		1,623,493
Account administration fee (Note 2)		331
Share registration costs		50,484
Printing and postage		52,255
Insurance premiums		5,010
Miscellaneous		6,186
TOTAL EXPENSES		6,732,625
Waiver of administrative fee (Note 5)	$(12,690)
Net expenses			6,719,935
Net investment income			18,971,073
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments			8,874,810
Net realized gain on futures contracts			37,357
Net change in unrealized appreciation of investments			3,125,798
Net change in unrealized appreciation of futures contracts			453,838
Net realized and unrealized gain on investments and futures contracts			12,491,803
Change in net assets resulting from operations			$31,462,876

See Notes which are an integral part of the Financial Statements

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18

Statement of Changes in Net Assets

Year Ended March 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,971,073	$24,166,543
Net realized gain on investments and futures contracts	8,912,167	2,965,947
Net change in unrealized appreciation/depreciation of investments and futures contracts	3,579,636	(5,104,988)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,462,876	22,027,502
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(19,179,620)	(22,761,926)
Class B Shares	(834,033)	(1,968,822)
Class C Shares	(1,968,185)	(2,360,003)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,981,838)	(27,090,751)
Share Transactions:
Proceeds from sale of shares	78,531,881	119,869,741
Net asset value of shares issued to shareholders in payment of distributions declared	17,273,063	20,406,489
Cost of shares redeemed	(149,858,327)	(195,322,399)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(54,053,383)	(55,046,169)
Change in net assets	(44,572,345)	(60,109,418)
Net Assets:
Beginning of period	674,900,462	735,009,880
End of period (including undistributed (distributions in excess of) net investment income of $(32,325) and $71,701, respectively)	$630,328,117	$674,900,462

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
19

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

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The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may bear distribution services fees, shareholder services fees and account administration fees unique to those classes. For the year ended March 31, 2012, account administration fees for the Fund were as follows:

Account Administration Fees Incurred
Class A Shares	$231
Class C Shares	100
TOTAL	$331

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $5,623,053. This is based on amounts held as of each month-end throughout the fiscal period.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, Annual Shareholder Report

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either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$141	$102
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$317,155	$303,646
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999-5/25/1999	$174,897	$104,037
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$703,924	$373,711

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$453,838*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2012.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$37,357
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$453,838
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Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended March 31	2012		2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,435,859	$50,368,791	10,323,502	$80,878,063
Shares issued to shareholders in payment of distributions declared	1,907,155	14,900,234	2,165,961	16,922,844
Shares redeemed	(13,070,799)	(102,261,772)	(15,887,311)	(124,188,623)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,727,785)	$(36,992,747)	(3,397,848)	$(26,387,716)
Year Ended March 31	2012		2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	640,712	$5,015,194	937,210	$7,354,257
Shares issued to shareholders in payment of distributions declared	95,438	745,627	218,492	1,708,931
Shares redeemed	(3,065,859)	(23,955,247)	(5,203,349)	(40,706,874)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,329,709)	$(18,194,426)	(4,047,647)	$(31,643,686)
Year Ended March 31	2012		2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,960,528	$23,147,896	4,033,424	$31,637,421
Shares issued to shareholders in payment of distributions declared	208,385	1,627,202	227,246	1,774,714
Shares redeemed	(3,023,960)	(23,641,308)	(3,903,063)	(30,426,902)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	144,953	$1,133,790	357,607	$2,985,233
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,912,541)	$(54,053,383)	(7,087,888)	$(55,046,169)

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4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for litigation payments and dollar-roll transactions.

For the year ended March 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(6,746)	$2,906,739	$(2,899,993)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2012 and 2011, was as follows:

	2012	2011
Ordinary income	$21,981,838	$27,090,751

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$(44,185)
Net unrealized appreciation	$29,504,489
Capital loss carryforwards and deferrals	$(45,731,824)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for REMIC and dollar-roll transactions.

At March 31, 2012, the cost of investments for federal tax purposes was $682,862,442. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $29,504,489. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,887,284 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,382,795.

At March 31, 2012, the Fund had a capital loss carryforward of $44,227,987 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

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The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2013	$7,979,820	NA	$7,979,820
2014	$4,881,984	NA	$4,881,984
2015	$21,792,738	NA	$21,792,738
2017	$726,216	NA	$726,216
2018	$8,847,229	NA	$8,847,229

The Fund used capital loss carryforwards of $4,404,751 to offset capital gains realized during the year ended March 31, 2012. Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of March 31, 2012, for federal income tax purposes, post October losses of $1,503,837 were deferred to April 1, 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $12,690 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$226,831
Class C Shares	535,691
TOTAL	$762,522

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended March 31, 2012, FSC retained $121,154 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended March 31, 2012, FSC retained $40,679 in sales charges from the sale of Class A Shares. FSC also retained $4,185 of CDSC relating to redemptions of Class A Shares, $25,856 relating to redemptions of Class B Shares and $10,648 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time at its sole discretion. For the year ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$1,369,903
Class B Shares	75,611
Class C Shares	177,979
TOTAL	$1,623,493
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For the year ended March 31, 2012, FSSC received $624,821 of fees paid by the Fund.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2012, were as follows:

Purchases	$52,180,926
Sales	$44,244,396

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees OF Federated Income Securities Trust AND SHAREHOLDERS OF Federated Fund for U.S. Government Securities:

We have audited the accompanying statement of assets and liabilities of Federated Fund for U.S. Government Securities (the “Fund”) (one of the portfolios constituting Federated Income Securities Trust), including the portfolio of investments, as of March 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Fund for U.S. Government Securities, a portfolio of Federated Income Securities Trust, at March 31, 2012, the results of its operations for the year then ended the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2012

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,015.50	$4.53
Class B Shares	$1,000	$1,010.40	$8.29
Class C Shares	$1,000	$1,010.50	$8.29
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.50	$4.55
Class B Shares	$1,000	$1,016.75	$8.32
Class C Shares	$1,000	$1,016.75	$8.32
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.90%
Class B Shares	1.65%
Class C Shares	1.65%
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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised nine portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.

Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).

Previous Position: Partner, Andersen Worldwide SC.

Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Qualifications: Business management and director experience.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.

Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.

Previous Position: Pennsylvania Superior Court Judge.

Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Qualifications: Business management, mutual fund services and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).

Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).

Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 2000	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

Qualifications: Business management and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994, and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer has received the Chartered Financial Analyst designation and an M.B.A. in Finance from the Pennsylvania State University.
John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000, and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol has received the Chartered Financial Analyst designation. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

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Evaluation and Approval of Advisory Contract – May 2011

federated fund for u.s. government securities (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of additional breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886

28390 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $241,100

Fiscal year ended 2011 - $208,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $218

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $7,452 and $2,387 respectively. Fiscal year ended 2012 – Tax preparation fees for fiscal year ends 2011 and 2010. Fiscal year ended 2011 – Tax preparation fees for fiscal year end 2010.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $16,345 and $36,504 respectively. Fiscal year ended 2012- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2011- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $479,360

Fiscal year ended 2011 - $349,123

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date May 21, 2012